Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities on recurrent basis - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Assets	$ 18,087,878	$ 17,006,035
Liabilities
Liabilities	11,728,920	9,642,865
Level 1 [Member]
Assets
Assets	5,831,487	7,277,531
Liabilities
Liabilities
Level 2 [Member]
Assets
Assets	12,153,965	9,651,046
Liabilities
Liabilities	11,728,920	9,640,105
Level 3 [Member]
Assets
Assets	102,426	77,458
Liabilities
Liabilities		2,760
Derivatives [Member]
Liabilities
Liabilities	10,871,241	9,018,660
Derivatives [Member] | Level 1 [Member]
Liabilities
Liabilities
Derivatives [Member] | Level 2 [Member]
Liabilities
Liabilities	10,871,241	9,015,900
Derivatives [Member] | Level 3 [Member]
Liabilities
Liabilities		2,760
Guarantees received (margin accounts) [Member]
Liabilities
Liabilities	857,679	624,205
Guarantees received (margin accounts) [Member] | Level 1 [Member]
Liabilities
Liabilities
Guarantees received (margin accounts) [Member] | Level 2 [Member]
Liabilities
Liabilities	857,679	624,205
Guarantees received (margin accounts) [Member] | Level 3 [Member]
Liabilities
Liabilities
Financial assets held for trading [Member]
Assets
Assets	73,347	133,718
Financial assets held for trading [Member] | Level 1 [Member]
Assets
Assets	42,437	132,246
Financial assets held for trading [Member] | Level 2 [Member]
Assets
Assets	30,910	1,472
Financial assets held for trading [Member] | Level 3 [Member]
Assets
Assets
Loans and accounts receivable at FVOCI, net [Member]
Assets
Assets	99,375	69,331
Loans and accounts receivable at FVOCI, net [Member] | Level 1 [Member]
Assets
Assets
Loans and accounts receivable at FVOCI, net [Member] | Level 2 [Member]
Assets
Assets
Loans and accounts receivable at FVOCI, net [Member] | Level 3 [Member]
Assets
Assets	99,375	69,331
Debt instruments at FVOCI [Member]
Assets
Assets	5,803,139	7,162,542
Debt instruments at FVOCI [Member] | Level 1 [Member]
Assets
Assets	5,789,050	7,145,285
Debt instruments at FVOCI [Member] | Level 2 [Member]
Assets
Assets	13,534	16,731
Debt instruments at FVOCI [Member] | Level 3 [Member]
Assets
Assets	555	526
Derivatives [Member]
Assets
Assets	10,123,607	9,032,085
Derivatives [Member] | Level 1 [Member]
Assets
Assets
Derivatives [Member] | Level 2 [Member]
Assets
Assets	10,121,111	9,024,484
Derivatives [Member] | Level 3 [Member]
Assets
Assets	2,496	7,601
Guarantee deposits (margin accounts) [Member]
Assets
Assets	1,988,410	608,359
Guarantee deposits (margin accounts) [Member] | Level 1 [Member]
Assets
Assets
Guarantee deposits (margin accounts) [Member] | Level 2 [Member]
Assets
Assets	1,988,410	608,359
Guarantee deposits (margin accounts) [Member] | Level 3 [Member]
Assets
Assets